Legal Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reserves Within Equity Text Block Abstract
Percentage of legal reserve	5.00%
Dividend distribution percentage	10.00%
Legal reserve (in Dollars)	$ 223,500	$ 223,500
After tax profits, percentage	10.00%
PRC entity registered capital, percentage	50.00%